RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Right-Of-Use Assets [Abstract]
Schedule of Right-of-Use Assets
Movements in the three years ended December 31, 2024 are as follows:

(in thousands of $)	Offices	Vessels	Total
Cost
As of December 31, 2023 and 2024	11,395	—	11,395

Accumulated depreciation
As of January 1, 2024	(9,159)	—	(9,159)
Depreciation charge for the period	(896)	—	(896)
Translation differences	95	—	95
As of December 31, 2024	(9,960)	—	(9,960)

Net book value as of December 31, 2024	1,435	—	1,435

Accumulated depreciation
As of January 1, 2023	(8,287)	—	(8,287)
Depreciation charge for the period	(906)	—	(906)
Translation differences	34	—	34
As of December 31, 2023	(9,159)	—	(9,159)

Net book value as of December 31, 2023	2,236	—	2,236

Cost
As of January 1, 2022	11,719	103,888	115,607
Additions	159	—	159
Lease terminations	—	(103,888)	(103,888)
Disposals	(483)		(483)
As of December 31, 2022	11,395	—	11,395

Accumulated depreciation
As of January 1, 2022	(7,805)	(59,008)	(66,813)
Depreciation charge for the period	(926)	(2,297)	(3,223)
Lease terminations	—	61,305	61,305
Disposals	483	—	483
Translation differences	(39)	—	(39)
As of December 31, 2022	(8,287)	—	(8,287)